UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
January 1, 2024 to December 31, 2024

Date of Report (Date of earliest event reported) N/A

Commission File Number of securitizer: 025-00409

Central Index Key Number of securitizer: 0001541492

IPFS CORPORATION1

(Exact name of securitizer as specified in its charter)

Josh Ellwanger, General Counsel, (816) 627-0537

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

☐ Rule 15-Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: _____________________________

___________________________________________________________________

(Exact Name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):   _________________

Central Index Key Number of underwriter (if applicable):      _________________

______________________________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing

1 IPFS Corporation, as securitizer, is filing this form ABS-15G in respect of all asset-backed securities sponsored by it and issued by PFS Financing Corp. and outstanding during the reporting period in the "other" asset class (premium finance loans). Affiliated originators are IPFS Corporation of California, IPFS Corporation of the South, IPFS of New York, LLC, and Imperial PFS Payments Canada, ULC (formerly SNAP Premium Finance ULC).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated:  January 28, 2025

IPFS Corporation
(securitizer)

By:	/s/ Rudy Maki
Name:	Rudy Maki
Title:	Chief Financial Officer